Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR INDEX SHARES FUNDS (Formerly streetTRACKS Index Shares Funds)
Prospectus Date	rr_ProspectusDate	Jan. 31, 2017
Supplement [Text Block]	sisf_SupplementTextBlock

SPDR® Index Shares Funds

Supplement Dated October 16, 2017 to the Prospectus and

Statement of Additional Information (“SAI”)

Dated January 31, 2017, as supplemented

SPDR S&P Emerging Markets ETF

SPDR S&P World ex-US ETF

(each, a “Fund” and collectively, the “Funds”)

1.	Effective immediately, each Fund’s name and ticker symbol will change. Accordingly, effective immediately, all references to each Fund’s name and ticker symbol in the Prospectus and SAI are deleted and replaced as follows:

Old ETF Name (Ticker)	New ETF Name (Ticker)
SPDR S&P Emerging Markets ETF (GMM)	SPDR Portfolio Emerging Markets ETF (SPEM)
SPDR S&P World ex-US ETF (GWL)	SPDR Portfolio World ex-US ETF (SPDW)

2.	Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Funds, has agreed to reduce the management fee for each Fund as follows:

	Old Management Fee (percentage of average daily net assets)	New Management Fee (percentage of average daily net assets)
SPDR Portfolio Emerging Markets ETF	0.59%	0.11%
SPDR Portfolio World ex-US ETF	0.34%	0.04%

Accordingly, effective immediately, the fee table and example table in the sections within the Prospectus entitled “FEES AND EXPENSES OF THE FUND” for each Fund are replaced as follows:

SPDR PORTFOLIO EMERGING MARKETS ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.11%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.11%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$11	$35	$62	$141

SPDR PORTFOLIO WORLD EX-US ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.04%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.04%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$4	$13	$23	$51

SPDR(R) S&P(R) EMERGING MARKETS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sisf_SupplementTextBlock

SPDR® Index Shares Funds

Supplement Dated October 16, 2017 to the Prospectus and

Statement of Additional Information (“SAI”)

Dated January 31, 2017, as supplemented

SPDR S&P Emerging Markets ETF

(each, a “Fund” and collectively, the “Funds”)

1.	Effective immediately, each Fund’s name and ticker symbol will change. Accordingly, effective immediately, all references to each Fund’s name and ticker symbol in the Prospectus and SAI are deleted and replaced as follows:

Old ETF Name (Ticker)	New ETF Name (Ticker)
SPDR S&P Emerging Markets ETF (GMM)	SPDR Portfolio Emerging Markets ETF (SPEM)

2.	Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Funds, has agreed to reduce the management fee for each Fund as follows:

	Old Management Fee (percentage of average daily net assets)	New Management Fee (percentage of average daily net assets)
SPDR Portfolio Emerging Markets ETF	0.59%	0.11%

Accordingly, effective immediately, the fee table and example table in the sections within the Prospectus entitled “FEES AND EXPENSES OF THE FUND” for each Fund are replaced as follows:

SPDR PORTFOLIO EMERGING MARKETS ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.11%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.11%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$11	$35	$62	$141

SPDR(R) S&P(R) World ex-US ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sisf_SupplementTextBlock

SPDR® Index Shares Funds

Supplement Dated October 16, 2017 to the Prospectus and

Statement of Additional Information (“SAI”)

Dated January 31, 2017, as supplemented

SPDR S&P World ex-US ETF

(each, a “Fund” and collectively, the “Funds”)

1.	Effective immediately, each Fund’s name and ticker symbol will change. Accordingly, effective immediately, all references to each Fund’s name and ticker symbol in the Prospectus and SAI are deleted and replaced as follows:

Old ETF Name (Ticker)	New ETF Name (Ticker)
SPDR S&P World ex-US ETF (GWL)	SPDR Portfolio World ex-US ETF (SPDW)

2.	Effective immediately, SSGA Funds Management, Inc., the investment adviser to the Funds, has agreed to reduce the management fee for each Fund as follows:

	Old Management Fee (percentage of average daily net assets)	New Management Fee (percentage of average daily net assets)
SPDR Portfolio World ex-US ETF	0.34%	0.04%

Accordingly, effective immediately, the fee table and example table in the sections within the Prospectus entitled “FEES AND EXPENSES OF THE FUND” for each Fund are replaced as follows:

SPDR PORTFOLIO WORLD EX-US ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.04%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.04%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$4	$13	$23	$51